Other non-current assets	12 Months Ended
Dec. 31, 2015
Other non-current assets [Abstract]
Other non-current assets

10. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Prepayment to suppliers - HNA	—	324,680	50,123
Yield enhancement products from Exchange and trust companies	—	300,267	46,353
Other long term assets	15,368	24,534	3,785
Balance at the end of year	15,368	649,481	100,261

HNA Tourism Holdings Group Co., Ltd. (“HNA”) agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules, and the Group undertook to acquire no less than US$100 million (RMB649.4 million) in products and services sourced from HNA over the next two years. The prepayments to suppliers were disclosed as prepayments and other current assets US$50 million (RMB324.7 million) and other non-current assets US$50 million (RMB 324.7 million) according to the service period.